Share Incentive Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,115,255	8,594,020	10,106,488	11,349,750
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan	12,980,741
Shares available for future issuance	11,097,881
Total compensation expense not yet vested	$ 18.6
Weighted average term for recognition of compensation expense not yet recognized (years)	2 years 1 month 13 days
Market value of shares	$ 56.67
Options Exercisable		5,415,550	6,786,651
Weighted Average Exercise Price of Options Exercisable		$ 34.64	$ 34.89
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 24.93
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 24.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 31.16
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 31.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.39
Exercise Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 37.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 43.62
Exercise Price Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 43.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 49.86
Exercise Price Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 49.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 56.09
Exercise Price Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 56.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32